Annual Total Returns[BarChart] - SA MFS Blue Chip Growth Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.50%)	11.58%	33.89%	11.91%	4.40%	6.33%	27.06%	(5.27%)	32.22%	30.69%